Equity Incentive Plan, 2024 Global Equity Incentive Plan (Details) - USD ($) $ in Millions		6 Months Ended
	Nov. 18, 2024	Sep. 30, 2025	Sep. 30, 2024
WSI [Member]
2024 Global Equity Incentive Plan [Abstract]
Income tax benefit from stock-based compensation arrangements		$ 0.0	$ 0.0
2024 Global Equity Incentive Plan [Member]
2024 Global Equity Incentive Plan [Abstract]
Equity plan expiration period		10 years
Number of ordinary shares vested (in shares)	909,204
Number of ordinary shares issued (in shares)	909,204
Number of ordinary shares exercised (in shares)	909,204
Share-based compensation expense		$ 6.1	$ 0.0
Unrecognized employee stock-based compensation expense		$ 1.5
Weighted-average period over which unrecognized compensation is expected to be recognized		1 year 2 months 12 days
2024 Global Equity Incentive Plan [Member] | Maximum [Member]
2024 Global Equity Incentive Plan [Abstract]
Number of shares available for grant (in shares)	10,245,000
Restricted Stock [Member] | 2024 Global Equity Incentive Plan [Member]
2024 Global Equity Incentive Plan [Abstract]
Number of shares granted (in shares)	4,884,030	0